UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-0266

Tri-Continental Corporation
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:                (212) 850-1864

Date of fiscal year end:                          12/31

Date of reporting period:                       9/30/05

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Tri-Continental Corporation

Portfolio of Investments (unaudited)	September 30, 2005

	Shares		Value

COMMON STOCKS
AND WARRANTS 98.4%
AEROSPACE AND
DEFENSE 1.6%
General Dynamics Corporation	105,900		$12,660,345
Honeywell International Inc.	688,900		25,833,750

			38,494,095

AIR FREIGHT AND
LOGISTICS 0.5%
FedEx Corp.	149,610		13,035,519

BEVERAGES 1.9%
Coca-Cola Company (The)	633,900		27,378,141
PepsiCo, Inc.	316,200		17,931,702

			45,309,843

BIOTECHNOLOGY 1.9%
Amgen Inc.*	289,100	(1)	23,026,815
Pharmion Corporation*	998,600		21,754,501

			44,781,316

BUILDING PRODUCTS 0.5%
Masco Corporation	377,300		11,575,564

CAPITAL MARKETS 3.0%
Bank of New York
Company, Inc. (The)	633,500		18,631,235
Goldman Sachs
Group, Inc. (The)	130,600		15,878,348
Merrill Lynch & Co. Inc.	313,400		19,227,090
Morgan Stanley	340,970		18,391,922

			72,128,595

CHEMICALS 2.4%
Dow Chemical Co. (The)	396,900		16,538,823
E.I. Du Pont de Nemours
and Company	599,400		23,478,498
Praxair, Inc.	385,500		18,477,015

			58,494,336

COMMERCIAL BANKS 3.1%
Bank of America Corporation	1,237,140		52,083,594
Wachovia Corporation	483,163		22,993,727

			75,077,321

COMMERCIAL SERVICES
AND SUPPLIES 2.3%
Cendant Corporation	1,400,100		28,898,064
Waste Management Inc.	888,100		25,408,541

			54,306,605

	Shares or
	Warrants		Value

COMMUNICATIONS
EQUIPMENT 5.9%
Cisco Systems, Inc.*	1,994,180	shs.	$35,745,677
Corning Incorporated*	835,500		16,150,215
Lucent Technologies, Inc.*	6,389,900		20,767,175
Lucent Technologies Inc.
(exercise price of $2.75,
expiring 12/10/2007)	6,919,689	wts.	6,608,303
Nokia Corp. (ADR)	2,357,700	shs.	39,868,707
QUALCOMM Inc.	512,100		22,883,188

			142,023,265

COMPUTERS AND
PERIPHERALS 3.3%
Apple Computer, Inc.*	115,200		6,176,448
Dell Inc.*	241,860		8,270,403
EMC Corporation*	1,655,600		21,423,464
International Business
Machines Corporation	537,820		43,143,920

			79,014,235

CONSUMER FINANCE 0.6%
American Express Company	263,530		15,137,163

CONTAINERS AND
PACKAGING 0.9%
Smurfit-Stone
Container Company*	2,167,600		22,434,660

DIVERSIFIED CONSUMER
SERVICES 0.6%
ServiceMaster Company (The)	986,000		13,350,440

DIVERSIFIED FINANCIAL
SERVICES 5.3%
CIT Group Inc.	132,800		5,999,904
Citigroup Inc.	1,798,330		81,859,982
J.P. Morgan Chase & Co.	1,150,000		39,019,500

			126,879,386

DIVERSIFIED
TELECOMMUNICATION
SERVICES 2.4%
Citizens Communications
Company	1,573,500		21,320,925
SBC Communications Inc.	371,500		8,904,855
Verizon Communications Inc.	847,600		27,708,044

			57,933,824

Tri-Continental Corporation

Portfolio of Investments (unaudited)	September 30, 2005

	Shares		Value

ENERGY EQUIPMENT
AND SERVICES 1.1%
National Oilwell Varco Inc.*	93,700	(1)	$6,165,460
Tidewater Inc.	300,400	(1)	14,620,468
Transocean Inc.*	105,300	(1)	6,455,943

			27,241,871

FOOD AND STAPLES
RETAILING 4.6%
Albertson’s, Inc.	1,250,400	(1)	32,072,760
CVS Corporation	412,800		11,975,328
Kroger Company (The)*	1,049,400		21,607,146
Wal-Mart Stores, Inc.	1,023,820		44,863,793

			110,519,027

FOOD PRODUCTS 0.5%
McCormick & Company,
Incorporated	380,600		12,418,978

HEALTH CARE EQUIPMENT
AND SUPPLIES 1.0%
Boston Scientific Corporation*	515,400		12,044,898
Medtronic, Inc.	217,400		11,656,988

			23,701,886

HEALTH CARE PROVIDERS
AND SERVICES 1.4%
Aetna Inc.	78,600		6,770,604
HCA Inc.	241,000		11,548,720
WellPoint Inc.*	215,200		16,316,464

			34,635,788

HOTELS, RESTAURANTS
AND LEISURE 0.6%
Applebee's International, Inc.	669,600		13,850,676

HOUSEHOLD PRODUCTS 1.0%
Colgate-Palmolive Company	231,200		12,205,048
Procter & Gamble
Company (The)	219,212		13,034,346

			25,239,394

INDUSTRIAL
CONGLOMERATES 5.2%
General Electric Company	2,585,550		87,055,469
Tyco International Ltd.	1,427,640		39,759,774

			126,815,243

INSURANCE 2.7%
American International
Group, Inc.	719,000		44,549,240
Prudential Financial, Inc.	310,700		20,990,892

			65,540,132

INTERNET SOFTWARE
AND SERVICES 1.3%
Google Inc.*	68,800		21,749,056
Yahoo!, Inc.*	291,500		9,871,648

			31,620,704

MACHINERY 1.5%
Deere & Company	190,400		11,652,480
Illinois Tool Works Inc.	284,380		23,413,005

			35,065,485

MEDIA 5.3%
Clear Channel
Communications, Inc.	506,400		16,655,496
Comcast Corporation Class A*	732,500		21,480,562
News Corp. Class A	1,260,200		19,646,518
Time Warner Inc.	1,880,300		34,052,233
Univision Communications Inc.
Class A*	770,000		20,428,100
Viacom Inc.	497,400		16,419,174

			128,682,083

METALS AND MINING 0.9%
Alcoa Inc.	431,300		10,532,346
Freeport-McMoRan
Copper & Gold, Inc. Class B	227,600		11,059,084

			21,591,430

MULTILINE RETAIL 1.4%
Dollar General Corporation	1,237,300		22,692,082
Federated Department
Stores, Inc.	179,800		12,023,226

			34,715,308

OIL, GAS AND
CONSUMABLE FUELS 5.5%
Chevron Corporation	525,900	(1)	34,041,507
ConocoPhillips	450,200	(1)	31,473,482
Exxon Mobil Corporation	950,325	(1)	60,383,650
Pogo Producing Company	108,200	(1)	6,377,308

			132,275,947

Tri-Continental Corporation

Portfolio of Investments (unaudited)	September 30, 2005

	Shares	Value

PERSONAL
PRODUCTS 0.9%
Avon Products, Inc.	385,500	$10,408,500
Gillette Company	206,200	12,000,840

		22,409,340

PHARMACEUTICALS 9.9%
Andrx Corp.*	1,208,700	18,644,197
Forest Laboratories, Inc.*	488,200	19,025,154
Johnson & Johnson	750,163	47,470,315
Lilly Eli & Company	310,600	16,623,312
Novartis (ADR)	506,300	25,821,300
Pfizer Inc.	2,186,038	54,585,369
Sanofi-Aventis (ADR)	288,500	11,987,175
Valeant Pharmaceuticals
International	980,100	19,680,408
Wyeth	532,300	24,629,521

		238,466,751

SEMICONDUCTORS AND
SEMICONDUCTOR
EQUIPMENT 2.7%
Advanced Micro Devices, Inc.*	915,000	23,058,000
Broadcom Corporation Class A*	398,500	18,695,628
Intel Corporation	944,590	23,279,421

		65,033,049

SOFTWARE 6.1%
Computer Associates
International, Inc.	808,500	22,484,385
Mercury Interactive
Corporation*	321,600	12,732,144
Microsoft Corporation	2,933,056	75,452,866
Symantec Corporation*	1,569,174	35,533,945

		146,203,340

SPECIALTY RETAIL 1.8%
The Gap, Inc.	658,200	11,472,426
The Home Depot, Inc.	491,600	18,749,624
Limited Brands, Inc.	608,300	12,427,569

		42,649,619

THRIFTS AND
MORTGAGE FINANCE 1.5%
Freddie Mac	223,700	12,630,102
Fannie Mae	544,700	24,413,454

		37,043,556

	Shares, Principal Amount,
	Partnership Interest
	or Shares Subject to Call		Value

TOBACCO 2.5%
Altria Group, Inc.	835,480	shs.	$61,583,231

WIRELESS
TELECOMMUNICATION
SERVICES 2.8%
American Tower Corporation
Class A*	1,232,600		30,753,369
Nextel Partners, Inc. Class A*	503,100		12,620,263
Sprint Nextel Corporation	981,900		23,349,582

			66,723,214

TOTAL COMMON STOCKS
AND WARRANTS			2,374,002,219

US TREASURY NOTES 0.3%
US Treasury Notes
3.375%, 2/28/2007	$6,900,000	(1)	6,826,694

TRI-CONTINENTAL
FINANCIAL DIVISION 0.1%
WCAS Capital
Partners II, L.P.†	4,301,124		1,792,911
Whitney Subordinated
Debt Fund, L.P.†	1,507,882		410,272

TOTAL TRI-CONTINENTAL
FINANCIAL DIVISION			2,203,183

CALL OPTIONS
PURCHASED 0.4%
CHEMICALS 0.0%
E.I. Du Pont de Nemours and
Company, expiring
January 2008 at $35	150,000	shs.	1,080,000

COMMUNICATIONS
EQUIPMENT 0.1%
Corning Incorporated,
expiring January 2006 at $20	1,378,200		2,067,300

ELECTRONIC EQUIPMENT
AND INSTRUMENTS 0.0%
Symbol Technologies Inc.,
expiring January 2006 at $10	780,900		702,810

FOOD AND STAPLES
RETAILING 0.0%
Albertson's, Inc., expiring
March 2006 at $25	222,400		511,520

Tri-Continental Corporation

Portfolio of Investments (unaudited)	September 30, 2005

	Principal Amount or
	Shares Subject to Call		Value

INDUSTRIAL
CONGLOMERATES 0.1%
3M Company, expiring
January 2008 at $70	249,000	shs.	$3,037,800

PHARMACEUTICALS 0.2%
Andrx Corporation, expiring
January 2008 at $15	796,800		3,346,560

WIRELESS
TELECOMMUNICATION
SERVICES 0.0%
Nextel Partners Inc.,
expiring October 2005 at $30	166,600		8,330
Nextel Partners Inc., expiring
October 2005 at $27.50	253,600		19,020
Nextel Partners Inc., expiring
November 2005 at $27.50	168,800		42,200
Nextel Partners Inc., expiring
November 2005 at $30	513,100		51,310
Nextel Partners Inc., expiring
January 2007 at $25	320,000		752,000

			872,860

TOTAL CALL OPTIONS
PURCHASED			11,618,850

SHORT-TERM HOLDINGS 1.4%
US TREASURY NOTES 0.7%
US Treasury Notes
5.75%, 11/15/2005	$6,050,000	(1)	6,067,727
US Treasury Notes
1.875%, 12/31/2005	5,950,000	(1)	5,926,063
US Treasury Notes
2.25%, 4/30/2006	5,615,000	(1)	5,561,483

			17,555,273

REPURCHASE
AGREEMENT 0.7%
State Street Bank 3.1%, dated
9/30/2005, maturing 10/3/2005,
in the amount of $17,139,427,
collateralized by: $17,680,000
US Treasury Notes 3.625%,
7/15/2006, with a fair market
value of $17,481,100	17,135,000		17,135,000

TOTAL SHORT-TERM
HOLDINGS			34,690,273

TOTAL INVESTMENTS
100.6%			2,429,341,219
OTHER ASSETS LESS
LIABILITIES (0.6%)			(13,807,725)

NET INVESTMENT
ASSETS 100.0%			$2,415,533,494

	Shares
	Subject to Call/Put	Value

CALL AND PUT
OPTIONS WRITTEN
CALL OPTIONS WRITTEN
Amgen Inc. expiring
October 2005 at $85	67,500	$(50,625)
Chevron Corporation,
expiring October 2005
at $65	263,000	(355,050)
ConocoPhillips, expiring
October 2005 at $70	225,000	(416,250)
Exxon Mobil Corporation,
expiring October 2005
at $65	317,500	(238,125)
National Oilwell Varco Inc.
expiring October 2005
at $65	93,700	(257,675)
Pogo Producing Company,
expiring October 2005
at $55	108,200	(481,490)
Tidewater Inc. expiring
October 2005 at $45	300,400	(1,171,560)
Transocean Inc., expiring
October 2005 at $65	105,300	(73,710)

		(3,044,485)

PUT OPTIONS WRITTEN
Albertson’s, Inc. expiring
March 2006 at $25	222,400	(422,560)
Apple Computer, Inc.,
expiring October 2005
at $52.50	115,200	(201,600)
Corning Incorporated,
expiring November 2005
at $17.50	337,800	(168,900)
PUT OPTIONS WRITTEN (continued)
Nextel Partners, Inc.
expiring January 2007
at $30	182,600	(913,000)

		(1,706,060)

TOTAL CALL AND
PUT OPTIONS WRITTEN		$(4,750,545)

Tri-Continental Corporation

Portfolio of Investments (unaudited)
September 30, 2005

*	Non-income producing security.
**	The cost of investments for federal income tax purposes was $2,380,449,749. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $211,439,584 and $162,548,114, respectively.
†	At September 30, 2005, the Tri-Continental Financial Division comprised two investments that were purchased through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Corporation. The acquisition dates of investments in the limited partnerships, along with their cost and values at September 30, 2005, were as follows:

Investment	Acquisition Date(s)	Cost	Value

WCAS Capital Partners II, L.P.	12/11/90 to 3/24/98	$4,301,124	$1,792,911
Whitney Subordinated Debt Fund, L.P.	7/12/89 to 11/10/98	1,507,882	410,272

Total		$5,809,006	$2,203,183

(1) All or part of the security is held as collateral for options written.

ADR - American Depositary Receipt.

Security Valuation - Securities (including options) traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available or are otherwise no longer valid or reliable are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, inter-day market disruptions, intra-day trading halts, and extreme market volatility.

Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRI-CONTINENTAL CORPORATION

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 22, 2005

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 22, 2005

TRI-CONTINENTAL CORPORATION

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.